SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total cost		$ 292	$ 295
Less - accumulated depreciation		(244)	(228)
Total property and equipment, net	$ 45	48	67
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		28	31
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost		21	21
Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost		214	214
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 29	$ 29